UNBILLED REVENUE (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure Text Block Supplement [Abstract]
Schedule Of Unbilled Revenue [Table Text Block]	Unbilled revenue consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Unbilled revenue	580	169
	580	169